Contract Assets, Net and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets, Net and Liabilities [Abstract]
Schedule of Contract Asset is Presented Net of Allowance for Expected Credit Loss

Contract assets is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Contract assets	$987,084	$1,060,590
Less: allowance for expected credit losses	(2,949)	(2,919)
Total	$984,135	$1,057,671

Schedule of Movement of Contract Assets

The movement of contract assets is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$960,251	$987,084
Additions	140,020,469	87,166,469
Reclassified to receivables due to billings	(139,993,636)	(87,092,963)
Total	$987,084	$1,060,590

Schedule of Allowances for Expected Credit Loss	The movement of allowance for expected credit losses is as follows:
	As of December 31,
	2023	2024
Balance at beginning of the year	$(2,895)	$(2,949)
(Provision) Reversal	(54)	30
Total	$(2,949)	$(2,919)